Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 4 – INCOME TAXES

The provision (benefit) for income taxes for the years ended December 31, 2015 and 2014 was as follows, assuming a 35% effective tax rate:

	For the fiscal year ended December 31,
	2015	2014
Current tax provision:
Federal
Taxable income	$-	$-

Total current tax provision	$-	$-

Deferred tax provision:
Federal
Loss carryforwards	$99,679	$24,932
Change in valuation allowance	(99,679)	(24,932)

Total deferred tax provision	$-	$-

As of December 31, 2015, the Company had approximately $284,798 in tax loss carryforwards that can be utilized in future periods to reduce taxable income through 2035.

The Company provided a valuation allowance equal to the deferred income tax assets for the period from June 27, 2013 (inception) to December 31, 2015 because it is not presently known whether future taxable income will be sufficient to utilize the tax loss carryforwards.

The Company has no uncertain tax positions.